Shareholder Report, Line Graph (Details) - USD ($)		3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended		15 Months Ended	18 Months Ended	21 Months Ended	24 Months Ended	27 Months Ended	30 Months Ended	33 Months Ended	36 Months Ended	39 Months Ended	42 Months Ended	45 Months Ended	48 Months Ended	51 Months Ended	54 Months Ended	57 Months Ended	60 Months Ended	63 Months Ended	66 Months Ended	69 Months Ended	72 Months Ended	75 Months Ended	78 Months Ended	81 Months Ended	84 Months Ended	87 Months Ended	90 Months Ended	93 Months Ended	96 Months Ended	99 Months Ended	102 Months Ended	105 Months Ended	108 Months Ended	111 Months Ended	114 Months Ended	117 Months Ended	120 Months Ended
	Aug. 31, 2015	Nov. 30, 2015	Feb. 29, 2016	May 31, 2016	Aug. 31, 2025	Aug. 31, 2016	Nov. 30, 2016	Feb. 28, 2017	May 31, 2017	Aug. 31, 2017	Nov. 30, 2017	Feb. 28, 2018	May 31, 2018	Aug. 31, 2018	Nov. 30, 2018	Feb. 28, 2019	May 31, 2019	Aug. 31, 2019	Nov. 30, 2019	Feb. 29, 2020	May 31, 2020	Aug. 31, 2020	Nov. 30, 2020	Feb. 28, 2021	May 31, 2021	Aug. 31, 2021	Nov. 30, 2021	Feb. 28, 2022	May 31, 2022	Aug. 31, 2022	Nov. 30, 2022	Feb. 28, 2023	May 31, 2023	Aug. 31, 2023	Nov. 30, 2023	Feb. 29, 2024	May 31, 2024	Aug. 31, 2024	Nov. 30, 2024	Feb. 28, 2025	May 31, 2025	Aug. 31, 2025
C000091784
Account Value [Line Items]
Line Graph and Table Measure Name					Institutional
Accumulated Value	$ 50,000	$ 51,244	$ 49,729	$ 51,621		$ 52,827	$ 52,958	$ 54,686	$ 55,223	$ 56,101	$ 57,826	$ 58,008	$ 58,789	$ 61,162	$ 60,499	$ 60,423	$ 60,811	$ 63,198	$ 65,276	$ 61,830	$ 62,080	$ 64,728	$ 67,704	$ 69,177	$ 72,628	$ 74,515	$ 75,809	$ 75,324	$ 74,138	$ 73,403	$ 75,577	$ 75,476	$ 77,929	$ 79,484	$ 81,488	$ 83,581	$ 84,847	$ 87,163	$ 89,634	$ 91,210	$ 91,506	$ 95,674
C000091785
Account Value [Line Items]
Line Graph and Table Measure Name					Investor
Accumulated Value	10,000	10,245	9,936	10,310		10,546	10,566	10,901	11,009	11,167	11,513	11,539	11,680	12,141	12,011	11,981	12,046	12,514	12,920	12,226	12,278	12,792	13,368	13,645	14,324	14,684	14,931	14,828	14,581	14,427	14,848	14,824	15,288	15,585	15,960	16,371	16,605	17,049	17,518	17,823	17,869	18,668
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	50,000	53,033	49,540	54,059		56,276	57,307	61,912	63,503	65,412	70,415	72,500	72,637	78,274	74,833	75,893	75,384	80,560	86,889	82,110	85,062	98,233	102,056	107,803	119,358	128,848	130,551	125,471	119,000	114,381	118,528	115,820	122,477	132,619	134,931	151,091	156,999	168,605	180,661	178,901	178,230	195,379
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	$ 10,000	$ 10,607	$ 9,908	$ 10,812		$ 11,255	$ 11,461	$ 12,382	$ 12,701	$ 13,082	$ 14,083	$ 14,500	$ 14,527	$ 15,655	$ 14,967	$ 15,179	$ 15,077	$ 16,112	$ 17,378	$ 16,422	$ 17,012	$ 19,647	$ 20,411	$ 21,561	$ 23,872	$ 25,770	$ 26,110	$ 25,094	$ 23,800	$ 22,876	$ 23,706	$ 23,164	$ 24,495	$ 26,524	$ 26,986	$ 30,218	$ 31,400	$ 33,721	$ 36,132	$ 35,780	$ 35,646	$ 39,076